V2 *P1
V3 *P1
V1 *P1
F13
                        Supplement dated December 1, 1998
                      to the Prospectuses Dated May 1, 1998
                                       of
                        FRANKLIN VALUEMARK(R) II AND III
                       Flexible Payment Variable Annuities
                         Allianz Life Variable Account B
                           FRANKLIN VALUEMARK(R) LIFE
                     Single Premium Variable Life Insurance
                         Allianz Life Variable Account A
                                ALLIANZ VALUELIFE
                    Flexible Premium Variable Life Insurance
                         Allianz Life Variable Account A

The following changes are made to the Franklin Valuemark Funds' Annual Expenses sections under "Franklin Valuemark Funds' Annual Expenses," "Trust Annual Expenses" or "Portfolio Annual Expenses:

1) The following chart restates certain Portfolios' "Management and Portfolio Administration Fees" and the "Other Expenses" as indicated below. The Portfolio Administration Fees for these Portfolios were inadvertently included under "Other Expenses" rather than under "Management and Portfolio Administration Fees." Please note that "Total Annual Expenses" for each Portfolio shown below are the same as in the May 1, 1998 prospectus.

                                                                          Management                      Total
                                                                         and Portfolio        Other      Annual
  Portfolio                                                           Administration Fees   Expenses    Expenses
--------------------------------------------------------------------------------------------------------------------------
  Mutual Discovery Securities Fund................................            95%*            .11%        1.06%
  Mutual Shares Securities Fund...................................           .75%*            .05%         .80%
  Templeton Global Asset Allocation Fund..........................           .80%*            .14%         .94%
  Templeton International Smaller Companies Fund..................          1.00%*            .06%        1.06%

  *Includes a .15% Administration Fee which is a direct expense of the Portfolio.

2) Add the following language to footnote 2:

For the Global  Health Care  Securities  and Value  Securities  Funds,  Franklin
  Advisers,   Inc.  and  Franklin  Advisory  Services,   Inc.,  the  Portfolios'
  respective investment managers, and Franklin Templeton Services, Inc., their Administrator, have agreed in advance to waive or limit their Management and Portfolio Administration Fees and to assume as their own expense certain expenses otherwise payable by these portfolios as necessary so that through at least December 31, 1998, the total expenses of each portfolio do not exceed 1.00% of its average net assets.